UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 30, 2007

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited)	November 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 15.0%
Media - 14.8%
9,011,600	Cablevision Systems Corp., New York Group, Class A Shares *	$243,583,548
804,600	CBS Corp., Class B Shares	22,070,178
1,938,200	Comcast Corp., Class A Shares *	39,810,628
15,539,100	Comcast Corp., Special Class A Shares *	314,045,211
1,575,800	Discovery Holding Co., Class A Shares *	38,544,068
715,531	Liberty Global Inc., Series A Shares *	29,064,869
725,648	Liberty Global Inc., Series C Shares *	27,756,036
811,100	Liberty Media Holding Corp., Capital Group, Series A Shares *	96,569,566
4,055,300	Liberty Media Holding Corp., Interactive Group, Series A Shares *	81,714,295
22,246,200	Sirius Satellite Radio Inc. *	85,202,946
11,447,500	Time Warner Inc.	197,583,850
804,600	Viacom Inc., Class B Shares *	33,809,292
4,986,900	Walt Disney Co.	165,315,735
1,019,600	World Wrestling Entertainment Inc., Class A Shares	16,068,896

	Total Media	1,391,139,118

Specialty Retail - 0.2%
2,694,800	Charming Shoppes Inc. *	14,902,244

	TOTAL CONSUMER DISCRETIONARY	1,406,041,362

ENERGY - 19.8%
Energy Equipment & Services - 11.6%
1,304,600	Core Laboratories NV *	152,964,350
4,643,600	Grant Prideco Inc. *	223,357,160
11,353,000	Weatherford International Ltd. *	710,924,860

	Total Energy Equipment & Services	1,087,246,370

Oil, Gas & Consumable Fuels - 8.2%
13,487,500	Anadarko Petroleum Corp.	763,392,500

	TOTAL ENERGY	1,850,638,870

FINANCIALS - 13.2%
Capital Markets - 11.1%
1,378,700	Cohen & Steers Inc.	39,113,719
27,800	Goldman Sachs Group Inc.	6,300,592
12,034,300	Lehman Brothers Holdings Inc.	753,708,209
3,990,400	Merrill Lynch & Co. Inc.	239,184,576

	Total Capital Markets	1,038,307,096

Diversified Financial Services - 0.2%
831,500	CIT Group Inc.	22,117,900

Thrifts & Mortgage Finance - 1.9%
4,171,200	Astoria Financial Corp.	104,446,848
3,985,800	New York Community Bancorp Inc.	74,175,738

	Total Thrifts & Mortgage Finance	178,622,586

	TOTAL FINANCIALS	1,239,047,582

HEALTH CARE - 33.7%
Biotechnology - 18.3%
1,373,100	Alkermes Inc. *	19,580,406
6,210,500	Amgen Inc. *	343,130,125
138,875	AP Pharma Inc. *	234,699
7,072,600	Biogen Idec Inc. *	524,221,112
493,100	Genentech Inc. *	37,598,875
6,238,600	Genzyme Corp. *	467,458,298
4,263,900	ImClone Systems Inc. *	192,259,251
973,300	Isis Pharmaceuticals Inc. *	17,217,677
499,875	Micromet Inc. *	874,781
4,171,200	Millennium Pharmaceuticals Inc. *	61,483,488
815,700	Nabi Biopharmaceuticals *	2,691,810

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

SHARES	SECURITY	VALUE
Biotechnology - 18.3% (continued)
1,853,900	Vertex Pharmaceuticals Inc. *	$47,070,521

	Total Biotechnology	1,713,821,043

Health Care Equipment & Supplies - 1.5%
3,452,300	Covidien Ltd.	138,471,753

Health Care Providers & Services - 8.8%
14,900,000	UnitedHealth Group Inc.	819,500,000

Life Sciences Tools & Services - 0.0%
602,500	Nanogen Inc. *	379,816

Pharmaceuticals - 5.1%
1,101,576	Anesiva Inc. *	5,596,006
1,490,600	BioMimetic Therapeutics Inc. *	18,170,414
7,415,400	Forest Laboratories Inc. *	285,863,670
1,483,100	Johnson & Johnson	100,465,194
742,020	Teva Pharmaceutical Industries Ltd., ADR	33,116,353
3,336,900	Valeant Pharmaceuticals International *	38,541,195

	Total Pharmaceuticals	481,752,832

	TOTAL HEALTH CARE	3,153,925,444

INDUSTRIALS - 5.4%
Aerospace & Defense - 2.8%
2,399,575	L-3 Communications Holdings Inc.	265,512,974

Industrial Conglomerates - 1.5%
3,452,300	Tyco International Ltd.	138,540,799

Machinery - 1.1%
2,586,600	Pall Corp.	98,937,450

	TOTAL INDUSTRIALS	502,991,223

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 3.0%
2,943,000	C-COR Inc. *	36,140,040
6,952,000	Motorola Inc.	111,023,440
625,772	Nokia Oyj	24,737,147
2,711,228	Nokia Oyj, ADR	106,632,597

	Total Communications Equipment	278,533,224

Computers & Peripherals - 2.5%
324,400	LaserCard Corp. *	3,224,536
5,700,600	Quantum Corp. *	18,070,902
3,693,800	SanDisk Corp. *	138,295,872
2,947,750	Seagate Technology	76,022,472

	Total Computers & Peripherals	235,613,782

Electronic Equipment & Instruments - 1.5%
638,700	Excel Technology Inc. *	17,225,739
3,452,300	Tyco Electronics Ltd.	129,081,497

	Total Electronic Equipment & Instruments	146,307,236

Semiconductors & Semiconductor Equipment - 4.5%
4,616,100	Broadcom Corp., Class A Shares *	123,434,514
761,300	Cabot Microelectronics Corp. *	28,472,620
3,262,800	Cirrus Logic Inc. *	18,597,960
1,205,000	Cree Inc. *	29,679,150
1,177,200	DSP Group Inc. *	15,927,516
3,040,300	Intel Corp.	79,291,024
8,342,300	Micron Technology Inc. *	69,407,936
926,900	RF Micro Devices Inc. *	5,357,482
684,200	Standard Microsystems Corp. *	24,131,734
2,688,100	Teradyne Inc. *	29,273,409

	Total Semiconductors & Semiconductor Equipment	423,573,345

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

SHARES	SECURITY	VALUE
Software - 1.6%
1,019,600	Advent Software Inc. *	$51,754,896
1,575,800	Autodesk Inc. *	74,204,422
631,100	Microsoft Corp.	21,204,960

	Total Software	147,164,278

	TOTAL INFORMATION TECHNOLOGY	1,231,191,865

	TOTAL INVESTMENTS - 100.2% (Cost - $5,355,461,250#)	9,383,836,346
	Liabilities in Excess of Other Assets - (0.2)%	(20,941,246)

	TOTAL NET ASSETS - 100.0%	$9,362,895,100

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing ex change rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,537,456,091
Gross unrealized depreciation	(509,080,995)

Net unrealized appreciation	$4,028,375,096

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 28, 2008

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	January 28, 2008